Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options, Activity
Combined stock option transactions under both Plans were as follows:

	Years Ended December 31,
	2012		2011		2010
	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
Outstanding at beginning of year	1,076,067	$20.86	1,069,774	$21.74	1,030,267	$22.92
Granted	241,575	11.50	242,300	12.01	192,900	12.31
Exercised	—	—	—	—	(13,508)	7.92
Forfeited/expired	(43,911)	17.25	(236,007)	15.76	(139,885)	18.75
Outstanding at end of year	1,273,731	$19.21	1,076,067	$20.86	1,069,774	$21.74
Exercisable at December 31	789,129	$23.58	670,258	$25.08	663,259	$24.63
Options available for grant at December 31	327,184		549,003		511,525
Weighted-average fair value of options granted during the year		$5.99		$6.42		$6.47

Shares Authorized under Stock Option Plans, by Exercise Price Range
Exercise prices for options outstanding as of December 31, 2012 are presented in the following table:

	Options Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Options Exercisable	Weighted Avg. Exercise Price
Options with exercise prices ranging from $8.46 to $16.41	704,241	$12.68	7.9 years	220,016	$13.99
Options with exercise prices ranging from $16.42 to $25.38	170,835	21.86	0.7 years	170,458	21.86
Options with exercise prices ranging from $25.39 to $33.50	398,655	29.61	3.8 years	398,655	29.61
Total options outstanding with exercise prices ranging from $8.46 to $33.50	1,273,731	$19.21	5.6 years	789,129	$23.58

Schedule of Nonvested Share Activity
The following table represents nonvested options as of December 31, 2012:

		Number of Shares	Weighted Avg. Grant Date Fair Value
Nonvested options,	December 31, 2011	405,809	$6.84
Granted		241,575	5.99
Vested		(149,200)	7.49
Forfeited		(13,582)	6.10
Nonvested options,	December 31, 2012	484,602	$6.24